Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Amortization expenses	$ 385,139	$ 831,392	$ 2,186,175	$ 3,200,843
Seamless Group Inc [Member]
Goodwill [Line Items]
Amortization expenses				3,200,843	$ 3,525,388	[1]
Amortization expenses				1,587,906	1,984,831
Cost of revenue and general and administrative expenses				1,612,937	$ 1,540,557
Cost of Sales [Member]
Goodwill [Line Items]
Amortization expenses			956,956	1,587,906
General and Administrative Expense [Member]
Goodwill [Line Items]
Amortization expenses			$ 1,614,741	$ 1,612,937

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.